Income tax - Tax rates (Details) ¥ in Thousands, $ in Thousands	12 Months Ended				36 Months Ended
	Mar. 31, 2019 USD ($)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2018 CNY (¥)	Mar. 31, 2017 CNY (¥)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Mar. 31, 2019 CNY (¥)
Income tax
Tax expense	$ 9,128	¥ 61,260	¥ 62,656	¥ 37,622
Reversal of withholding income tax				14,300
Undistributed earnings that may be subject to the withholding tax	350,428										¥ 2,351,790
Unrecognized deferred tax liability from unremitted earnings of PRC subsidiaries	$ 35,043										¥ 235,179
Cayman Islands
Income tax
Withholding tax amount on dividends		0
British Virgin Islands
Income tax
Withholding tax amount on dividends		0
Hong Kong Profits Tax
Income tax
Tax expense		¥ 0	¥ 0	¥ 0
PRC tax laws and rules
Income tax
Withholding tax rate	10.00%	10.00%
Beijing Jiachenhong
Income tax
HNTE preferential tax rate										15.00%
Beijing Jiachenhong | Scenario forecast
Income tax
HNTE preferential tax rate							15.00%
Guangzhou Nuoya
Income tax
HNTE preferential tax rate								15.00%
Guangzhou Nuoya | Scenario forecast
Income tax
HNTE preferential tax rate					15.00%
Zhejiang Lukou
Income tax
HNTE preferential tax rate									15.00%
Zhejiang Lukou | Scenario forecast
Income tax
HNTE preferential tax rate						15.00%
Subsidiaries | PRC tax laws and rules
Income tax
Statutory income tax rate	25.00%	25.00%